Stock-Based Compensation Plans - Assumptions Used in Black - Scholes Model for Each Grant (Details)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Stock-Based Compensation Plans
Expected volatility (%)	29.20%	27.80%	26.40%
Risk-free rate (%)	2.40%	0.70%	0.70%
Expected option life (years) (Year)	5 years	5 years	5 years